American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2026

Global Real Estate Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 7.2%
Charter Hall Group	735,218	11,708,503
Goodman Group(1)	1,152,045	24,473,674
NEXTDC Ltd.(1)(2)	133,243	1,231,100
Scentre Group	5,977,098	16,938,908
Stockland	858,053	3,210,496
		57,562,681
Belgium — 0.8%
Aedifica SA(1)	70,554	6,212,846
Canada — 2.1%
Chartwell Retirement Residences	876,244	13,011,900
GO Residential Real Estate Investment Trust	348,961	3,744,352
		16,756,252
China — 0.6%
GDS Holdings Ltd., ADR(1)(2)	109,744	4,904,459
France — 1.2%
Unibail-Rodamco-Westfield	89,955	9,945,867
Hong Kong — 2.1%
Hang Lung Properties Ltd.	5,250,000	6,335,034
Hongkong Land Holdings Ltd.	966,600	8,201,477
Sun Hung Kai Properties Ltd.	150,500	2,416,862
		16,953,373
India — 0.6%
Mindspace Business Parks REIT	872,568	4,730,496
Japan — 6.0%
GLP J-Reit	6,731	6,187,435
Japan Metropolitan Fund Invest	8,664	6,819,278
Mitsui Fudosan Co. Ltd.	378,100	4,335,635
Sumitomo Realty & Development Co. Ltd.	778,400	21,676,090
Tokyo Tatemono Co. Ltd.	379,300	8,925,772
		47,944,210
Netherlands — 0.5%
CTP NV(1)	195,463	4,261,227
Singapore — 3.6%
CapitaLand Integrated Commercial Trust	7,241,600	13,595,405
City Developments Ltd.	983,900	7,169,262
UOL Group Ltd.	922,100	7,875,264
		28,639,931
Spain — 2.3%
Merlin Properties Socimi SA	405,113	6,029,379
Neinor Homes SA(2)	532,649	12,691,810
		18,721,189
United Kingdom — 4.6%
Big Yellow Group PLC	408,804	5,786,946
British Land Co. PLC	2,055,738	11,725,780
Segro PLC	1,096,057	11,419,354
UNITE Group PLC(1)	1,051,998	8,181,792
		37,113,872
United States — 67.7%
American Healthcare REIT, Inc.	206,422	9,683,256

American Homes 4 Rent, Class A	247,644	7,756,210
AvalonBay Communities, Inc.	23,110	4,105,954
Brixmor Property Group, Inc.	720,953	19,314,331
Broadstone Net Lease, Inc.	692,461	12,817,453
Camden Property Trust	147,113	16,042,673
CareTrust REIT, Inc.	215,083	8,031,199
CBRE Group, Inc., Class A(2)	80,017	13,629,296
COPT Defense Properties	140,048	4,314,879
CubeSmart	135,606	5,089,293
Digital Realty Trust, Inc.	142,250	23,606,387
Equinix, Inc.	47,372	38,889,096
Essential Properties Realty Trust, Inc.	360,472	10,943,930
Extra Space Storage, Inc.	159,827	22,051,331
First Industrial Realty Trust, Inc.	244,621	14,195,357
Host Hotels & Resorts, Inc.	1,166,251	21,610,631
Iron Mountain, Inc.	185,229	17,065,148
Macerich Co.	214,561	4,061,640
Millrose Properties, Inc.	349,525	10,415,845
National Storage Affiliates Trust	185,045	5,886,281
NETSTREIT Corp.(1)	486,361	9,163,041
Omega Healthcare Investors, Inc.	229,100	10,052,908
Phillips Edison & Co., Inc.	301,868	10,936,678
Prologis, Inc.	529,410	69,119,769
Simon Property Group, Inc.	174,814	33,443,666
SL Green Realty Corp.	118,130	5,289,861
Sun Communities, Inc.	47,088	6,000,424
Tanger, Inc.	265,764	8,695,798
UDR, Inc.	379,224	14,088,172
Ventas, Inc.	303,480	23,571,292
Welltower, Inc.	353,327	66,552,674
Weyerhaeuser Co.	164,775	4,247,899
WP Carey, Inc.	212,344	14,810,994
		545,483,366
TOTAL COMMON STOCKS (Cost $619,809,011)		799,229,769
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,222	24,222
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,368,762	14,368,762
		14,392,984
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $7,740,853), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $7,591,315)		7,589,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,981,984)		21,981,984
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $641,790,995)		821,211,753
OTHER ASSETS AND LIABILITIES — (2.0)%		(15,985,050)
TOTAL NET ASSETS — 100.0%		$805,226,703

SECTOR ALLOCATION
(as a % of net assets)
Retail	18.0%
Health Care	17.0%
Industrial	16.1%
Diversified	15.8%
Residential	9.1%
Data Centers	8.5%
Specialty	5.1%
Self Storage	4.7%
Lodging/Resorts	2.7%
Office	1.8%
Timberland REITs	0.5%
Short-Term Investments	2.7%
Other Assets and Liabilities	(2.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,004,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,950,029, which includes securities collateral of $6,581,267.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$57,562,681	—
Belgium	—	6,212,846	—
Canada	—	16,756,252	—
France	—	9,945,867	—
Hong Kong	—	16,953,373	—
India	—	4,730,496	—
Japan	—	47,944,210	—
Netherlands	—	4,261,227	—
Singapore	—	28,639,931	—
Spain	—	18,721,189	—
United Kingdom	—	37,113,872	—
Other Countries	$550,387,825	—	—
Short-Term Investments	14,392,984	7,589,000	—
	$564,780,809	$256,430,944	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.